Stockholders’ Equity (Deficit) - Narrative (Details)		9 Months Ended	12 Months Ended
	Dec. 18, 2023 shares	Sep. 30, 2024 $ / shares shares	Dec. 31, 2023 vote $ / shares shares	Sep. 30, 2023 shares	Dec. 31, 2022 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		450,000,000	450,000,000		0
Common stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.000001	$ 0.000001		$ 0.000001
Conversion of stock, shares converted (in shares)	10,472,635
Reverse merger, conversion ratio (in shares)	0.0756			0.0756
Common stock, shares, issued (in shares)	7,231,747	13,010,867	12,823,665		0
Common stock, shares, outstanding (in shares)		13,010,867	12,823,665		0
Stock issued during period, shares, new issues (in shares)	13,505,271
Percentage of outstanding stock per stockholder, maximum		0.0999	0.0999
Percentage of outstanding stock per stockholder, upon notice, maximum		0.1999	0.1999
Class of warrant or right, notice period		61 days	61 days
Common stock, maximum holding percentage			0.0499
Pre Funded Warrants
Class of Stock [Line Items]
Stock issued during period, shares, new issues (in shares)		103,407
Class of warrant or right, outstanding (in shares)		3,959,954	4,063,361
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares		$ 0.000001	$ 0.000001
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			0		126,000,000
Common stock, par or stated value per share (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Common stock, shares, issued (in shares)	12,823,665		0		428,334
Common stock, shares, outstanding (in shares)	12,823,665		0		428,334
Common stock, number of votes per share | vote			1
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			0		120,010,600
Common stock, par or stated value per share (in dollars per share) | $ / shares			$ 0.0001		$ 0.0001
Common stock, shares, issued (in shares)			0		0
Common stock, shares, outstanding (in shares)			0		0
Common stock, number of votes per share | vote			1